Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Classification) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current assets	$ 67.4	$ 58.9
Noncurrent assets (included in other noncurrent assets)	9.5	10.5
Total deferred income tax assets	76.9	69.4
Current liabilities (included in accounts payable and accrued liabilities)	(3.7)	(2.1)
Noncurrent liabilities	(874.4)	(823.6)
Net deferred income tax liability	$ (801.2)	$ (756.3)